CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues (Note 17c):
Products		$ 22,784	$ 22,266	$ 27,747
Services		41,569	38,301	38,458
Total revenues	[1]	64,353	60,567	66,205
Cost of revenues:
Products		13,904	13,435	16,267
Services		18,672	17,879	18,850
Total cost of revenues		32,576	31,314	35,117
Gross profit		31,777	29,253	31,088
Operating expenses:
Research and development		3,669	3,409	3,390
Selling and marketing		11,774	10,468	9,331
General and administrative		9,004	8,580	9,550
Other general and administrative expenses (Note 1b)		0	0	376
Other income (Note 1g)		0	0	(288)
Amortization of intangible assets		473	538	994
Acquisition related costs		609	0	0
Impairment of intangible and tangible assets		0	917	158
Total operating expenses		25,529	23,912	23,511
Operating income		6,248	5,341	7,577
Financial expenses, net (Note 19a)		1,046	729	2,163
Other expenses , net (Note 19b)		9	10	203
Income before taxes on income		5,193	4,602	5,211
Tax expenses (income), (Note 15)		1,845	1,131	(8,849)
Income from continuing operations		3,348	3,471	14,060
Income (loss) from discontinued operation, net		154	327	(1,320)
Net income		3,502	3,798	12,740
Other comprehensive income:
Currency translation adjustments of foreign operations		1,311	(3,423)	(4,292)
Total comprehensive income		4,813	375	8,448
Profit (loss) from continuing operations attributable to:
Pointer Telocation Ltd’s shareholders		3,324	3,546	14,275
Non-controlling interests		24	(75)	(215)
Net income		3,348	3,471	14,060
Profit (loss) from discontinued operations attributable to:
Pointer Telocation Ltd's shareholders		120	399	(822)
Non-controlling interests		34	(72)	(498)
Total		$ 154	$ 327	$ (1,320)
Basic net earnings (loss):
Earnings from continuing operations		$ 0.43	$ 0.45	$ 1.92
Earnings (loss) from discontinued operations		0.02	0.05	(0.11)
Diluted net earnings (loss):
Earnings (loss) from continuing operations		0.43	0.44	1.85
Earnings (loss) from discontinued operations		$ 0.02	$ 0.06	$ (0.11)

[1]	Revenues are attributed to geographic areas based on the location of the end customers.